EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
N° of Authorized Shares [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Opening Balance	606,407,693	606,407,693
Closing Balance	606,407,693,000	606,407,693
New shares issued	73,809,875,794
Subtotal	605,801,285,307
N° of Authorized Shares [Member] | Convertible Notes G [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	19,992,142,087	1,170,670,792
N° of Authorized Shares [Member] | Convertible Notes H [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	126,661,409,136
N° of Authorized Shares [Member] | Convertible Notes I [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	385,337,858,290
N° of Subscribed of Shares and Paid or Delivered Pursuant to the Exercise of the Conversion Option [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Opening Balance	606,407,693
Closing Balance	605,231,854,725	606,407,693
New shares issued	73,809,875,794
Subtotal	604,625,447,032
N° of Subscribed of Shares and Paid or Delivered Pursuant to the Exercise of the Conversion Option [Member] | Convertible Notes G [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	18,820,511,197
N° of Subscribed of Shares and Paid or Delivered Pursuant to the Exercise of the Conversion Option [Member] | Convertible Notes H [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	126,657,203,849
N° of Subscribed of Shares and Paid or Delivered Pursuant to the Exercise of the Conversion Option [Member] | Convertible Notes I [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	385,337,856,192
N° of Convertible Notes Back-Up Shares Pending to Place [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Opening Balance
Closing Balance	5,165,385
New shares issued
Subtotal	5,165,385
N° of Convertible Notes Back-Up Shares Pending to Place [Member] | Convertible Notes G [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	960,098
N° of Convertible Notes Back-Up Shares Pending to Place [Member] | Convertible Notes H [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	4,205,287
N° of Convertible Notes Back-Up Shares Pending to Place [Member] | Convertible Notes I [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes
N° of Shares to Subscribe or Not Used [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Opening Balance
Closing Balance	1,170,672,890
New shares issued
Subtotal	1,170,672,890
N° of Shares to Subscribe or Not Used [Member] | Convertible Notes G [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	960,098
N° of Shares to Subscribe or Not Used [Member] | Convertible Notes H [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	4,205,287
N° of Shares to Subscribe or Not Used [Member] | Convertible Notes I [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes	2,098
N° of Subscribed Shares and Paid [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Opening Balance	606,407,693	606,407,693
Closing Balance		606,407,693
New shares issued
Subtotal
N° of Subscribed Shares and Paid [Member] | Convertible Notes G [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes
N° of Subscribed Shares and Paid [Member] | Convertible Notes H [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes
N° of Subscribed Shares and Paid [Member] | Convertible Notes I [Member]
EQUITY (Details) - Schedule of conversion option is exercised under the convertible notes currently issued [Line Items]
Convertible Notes